Document and Entity Information	12 Months Ended
Dec. 31, 2018 shares
Document and Entity Information [Abstract]
Entity Registrant Name	VEON Ltd.
Entity Central Index Key	0001468091
Document Type	20-F
Document Period End Date	Dec. 31, 2018
Entity Emerging Growth Company	false
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding (in shares)	1,756,731,135
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Entity Shell Company	false